UNAUDITED CONSOLIDATED STATEMENTS OF CASHFLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
OPERATING ACTIVITIES
Net income	$ 65,756	$ 28,221
Net income from continuing operations	65,756	27,928
Adjustments to reconcile net income from continuing operations to net cash provided by operating activities:
Depreciation and amortization	39,884	37,500
Impairment of long-lived assets	0	5,021
Net loss from equity method investments	3,287	1,279
Change in fair value of investment in listed equity securities	0	62,308
FINANCING ACTIVITIES
Cash and cash equivalents, restricted cash and short-term deposits within assets held for sale at the beginning of period	0	369
Cash and cash equivalents, restricted cash and short-term deposits within assets held for sale at the end of period	0	0
Net increase in cash and cash equivalents, restricted cash and short-term deposits within assets held for sale	0	369
Net increase/(decrease) in cash and cash equivalents, restricted cash, short-term deposits and cash within assets held for sale	52,617	(153,286)
Cash and cash equivalents, restricted cash and short-term deposits at the beginning of the period	771,470	1,012,881
Cash and cash equivalents, restricted cash and short-term deposits at the end of the period	824,087	859,595
Supplemental Cash Flow Information [Abstract]
Cash and cash equivalents	732,062	727,133
Restricted cash and short-term deposits	17,463	58,712
Restricted cash (non-current portion)	74,562	73,750
Cash, cash equivalents, restricted cash and restricted cash equivalents	824,087	859,595
Continuing operations
OPERATING ACTIVITIES
Net income from continuing operations	65,756	27,928
Adjustments to reconcile net income from continuing operations to net cash provided by operating activities:
Depreciation and amortization	39,884	37,500
Amortization of deferred charges and debt guarantees, net	2,939	1,070
Impairment of long-lived assets	0	5,021
Net loss from equity method investments	3,287	1,279
Drydocking expenditure	(2,906)	(743)
Compensation cost related to employee stock awards	5,380	5,058
Net foreign exchange (gains)/losses	(285)	1,444
Change in fair value of investment in listed equity securities	0	62,308
Changes in assets and liabilities:
Trade accounts receivable	7,955	7,581
Other current and non-current assets	(30,092)	(194,432)
Amounts due from related parties	(450)	290
Trade accounts payable	3,077	5,039
Accrued expenses	(9,846)	8,559
Other current and non-current liabilities	(22,074)	(7,803)
Net cash provided by continuing operations	154,808	105,162
INVESTING ACTIVITIES
Additions to assets under development	(168,801)	(179,538)
Additions to vessels and equipment	(62,183)	(1,108)
Loan advanced to related parties	(13,213)	(3,561)
Additions to intangibles	(1,417)	0
Deposit paid for vessel	0	(15,500)
Proceeds from sale of listed equity securities	0	45,552
Consideration received for long-lived assets held for sale	0	2,325
Dividends received from listed equity securities	0	9,824
Additions to equity method investments	0	(417)
Proceeds from sale of equity method investments	822	56,097
Proceeds from subscription of equity interest	40,491	51,106
Net cash used in continuing investing activities	(204,301)	(35,220)
FINANCING ACTIVITIES
Cash dividends paid	(85,929)	(73,127)
Repayments of short-term and long-term debt	(93,758)	(102,813)
Purchase of treasury shares	(14,180)	(32,734)
Financing costs paid	(7,819)	(10,152)
Reacquisition of common units in Hilli LLC	0	(100,047)
Proceeds from short-term and long-term debt	300,000	95,000
Proceeds from exercise of share options	3,796	0
Net cash provided by/(used in) continuing financing activities	102,110	(223,873)
Discontinued operations
OPERATING ACTIVITIES
Add: Net income from discontinued operations	0	(293)
Adjustments to reconcile net income from continuing operations to net cash provided by operating activities:
Depreciation and amortization	0	20
Compensation cost related to employee stock awards	0	3
Net foreign exchange (gains)/losses	0	17
Changes in assets and liabilities:
Other current and non-current assets	0	300
Trade accounts payable	0	(2)
Accrued expenses	0	(165)
Other current and non-current liabilities	0	(163)
Net income from discontinued operations	0	293
Gain on disposal and impairment of long-lived assets	0	(27)
Net cash provided by discontinued operations	0	276
Interest rate swap | Continuing operations
Adjustments to reconcile net income from continuing operations to net cash provided by operating activities:
Change in fair value of derivative instruments	14,005	(3,306)
Oil and gas derivative | Continuing operations
Adjustments to reconcile net income from continuing operations to net cash provided by operating activities:
Change in fair value of derivative instruments	$ 78,178	$ 148,369